Commitments and Contingencies (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 08, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2023	Sep. 28, 2022
Commitments and Contingencies
Accrued payroll tax liability		$ 5,850,000	$ 6,230,000				$ 5,400,000
Payment of outstanding federal payroll tax liabilities	$ 500,000
State tax lien amount		71,486	71,486
City tax lien amount				$ 403	$ 9,955	$ 975
Payments made on behalf of related party		$ 54,000	54,000
Threshold proceeds for the applicability of private investment			$ 20,000,000
If proceeds are in between $20 million to $100 million
Commitments and Contingencies
Percentage on proceeds for private investments			20.00%
If proceeds are in between $100 million to $200 million
Commitments and Contingencies
Percentage on proceeds for private investments			10.00%
Aegus Corporation | For every $1.0 million of capital raised up to $5.5 million
Commitments and Contingencies
Capital raising fee								$ 5,000
Capital raising fee maximum percentage to total proceeds or consideration received								2.50%
Capital raising fee on non merger and acquisition related equity and debt financing								5.00%
York Capital
Commitments and Contingencies
Payment obligation			$ 0
Ellenoff Grossman and Schole LLP
Commitments and Contingencies
Outstanding service fee payable			$ 35,847				$ 256,869